FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Executive employment agreement			$ (223)
Convertible debenture conversion derivative liability			(6)
Total recurring fair value measurements	$ (39,843)	$ (1,400)	(285)
Second Lien Term Loan Conversion Features [Member]
Recurring fair value measurements	(39,526)
Warrant liabilities [Member]
Recurring fair value measurements	(317)	(1,400)	(56)
Fair Value, Inputs, Level 1 [Member]
Executive employment agreement			0
Convertible debenture conversion derivative liability			0
Total recurring fair value measurements	0	0	0
Fair Value, Inputs, Level 1 [Member] | Second Lien Term Loan Conversion Features [Member]
Recurring fair value measurements	0
Fair Value, Inputs, Level 1 [Member] | Warrant liabilities [Member]
Recurring fair value measurements	0	0	0
Fair Value, Inputs, Level 2 [Member]
Executive employment agreement			0
Convertible debenture conversion derivative liability			0
Total recurring fair value measurements	0	0	0
Fair Value, Inputs, Level 2 [Member] | Second Lien Term Loan Conversion Features [Member]
Recurring fair value measurements	0
Fair Value, Inputs, Level 2 [Member] | Warrant liabilities [Member]
Recurring fair value measurements	0	0	0
Fair Value, Inputs, Level 3 [Member]
Executive employment agreement			(223)
Convertible debenture conversion derivative liability			(6)
Total recurring fair value measurements	(39,843)	(1,400)	(285)
Fair Value, Inputs, Level 3 [Member] | Second Lien Term Loan Conversion Features [Member]
Recurring fair value measurements	(39,526)
Fair Value, Inputs, Level 3 [Member] | Warrant liabilities [Member]
Recurring fair value measurements	$ (317)	$ (1,400)	$ (56)